Cost of sales, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [Line Items]
Depreciation and amortization	$ 189,620	$ 226,335	$ 238,879
Third parties services	1,554	3,378	4,318
OEFA and OSINERGMIN contributions	11,749	12,832	21,388
Cost of sales	652,613	799,582	967,696
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Materials and supplies	581,658	693,292	693,316
Depreciation and amortization	451,001	523,512	512,298
Labor (a)	288,104	285,081	357,692
Energy	200,794	228,853	254,243
Third parties services	164,590	181,215	159,514
Incremental costs related to COVID-19 pandemic	95,702
Change in finished goods inventory	11,320	11,488
Change in work in process inventory	10,391	(2,290)	(5,723)
Depreciation for right-of-use assets (see Note 7 and 10(a))	7,399	7,069
Variable lease payments, low-value and short-term leases (see Note 10(a))	5,889	6,828	7,904
OEFA and OSINERGMIN contributions	2,000	2,923	2,743
Management Fees	(49,575)	(23,427)	(8,513)
Other costs	39,982	47,033	45,402
Cost of sales	$ 1,809,255	$ 1,961,577	$ 2,018,876